UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2005
                                               ------------------------

Check here if Amendment [_]; Amendment Number:
                                               ---------------------------------
     This Amendment (Check only one.):      [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Emigrant Bancorp, Inc.
                     -------------------------------
Address:             5 East 42nd Street
                     -------------------------------
                     New York, New York 10017
                     -------------------------------


Form 13F File Number: 28-11281
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          John R. Hart
               --------------------------------------
Title:         Vice Chairman and Treasurer
               --------------------------------------
Phone:         212-850-4831
               --------------------------------------

Signature, Place, and Date of Signing:

             /s/ John R. Hart       New York, New York        February 9, 2006
             ------------------     --------------------      ----------------
             [Signature]            [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                               3
                                            -----------------------------------
Form 13F Information Table Entry Total:                         38
                                            -----------------------------------
Form 13F Information Table Value Total:                    308,573
                                            -----------------------------------
                                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.     Form 13F File Number         Name
-------   --------------------         -----------------------------------------
   1            28-11238               New York Private Bank & Trust Corporation
   2            28-11216               Emigrant Bank
   3            28-11294               Emigrant Agency, Inc.

   FORM 13F INFORMATION TABLE
             12/31/2005

              COLUMN 1                  COLUMN 2     COLUMN 3        COLUMN 4        COLUMN 5                             COLUMN 6
-----------------------------------------------------------------------------------------------------------------------------------
           NAME OF ISSUER             TITLE OF CLASS  CUSIP           VALUE          SHRS OR       SH/        PUT/       INVESTMENT
                                                                     (X$1000)        PRN AMT       PRN        CALL       DISCRETION
Ballard Power Systems Inc             Common       05858H104              $ 647.90      155,000     SH                 Defined
Bank of America Corp                  Common       060505104           $ 22,105.85      479,000     SH                 Defined
Bank of New York Co Inc/The           Common       064057102           $ 32,958.38    1,034,800     SH                 Defined
Central Bancorp Inc/MA                Common       152418109            $ 1,378.55       49,322     SH                 Defined
Citigroup Inc                         Common       172967101           $ 19,445.97      400,700     SH                 Defined
Dime Bancorp Inc New                  Common       25429Q110               $ 48.43      372,500     SH                 Defined
Exxon Mobil Corp                      Common       30231G102            $ 5,617.00      100,000     SH                 Defined
Mechanical Technology Inc             Common       583538103              $ 481.60      172,000     SH                 Defined
New York Community Bancorp Inc        Common       649445103           $ 15,573.40      942,700     SH                 Defined
North Fork Bancorporation Inc         Common       659424105           $ 13,680.00      500,000     SH                 Defined
-----------------------------------------------------------------------------------------------------------------------------------
Bank of New York Co Inc/The           Common       064057102              $ 984.17       30,900     SH                 Defined
BankAtlantic Bancorp Inc              Common       065908501            $ 2,730.00      195,000     SH                 Defined
Bankunited Financial Corp             Common       06652B103            $ 5,314.00      200,000     SH                 Defined
Cablevision Systems Corp              Common       12686C109           $ 35,205.00    1,500,000     SH                 Defined
Citigroup Inc                         Common       172967101           $ 32,757.75      675,000     SH                 Defined
Fidelity Bankshares Inc               Common       31604Q107            $ 4,087.50      125,000     SH                 Defined
Fifth Third Bancorp                   Common       316773100            $ 5,563.70      147,500     SH                 Defined
Mechanical Technology Inc             Common       583538103               $ 30.80       11,000     SH                 Defined
Merrill Lynch & Co Inc                Common       590188108            $ 6,773.00      100,000     SH                 Defined
MFA Mortgage Investments Inc          Common       55272X102              $ 855.00      150,000     SH                 Defined
Morgan Stanley                        Common       617446448            $ 8,511.00      150,000     SH                 Defined
3M Co                                 Common       88579Y101            $ 9,300.00      120,000     SH                 Defined
Sovereign Bancorp Inc                 Common       845905108           $ 50,374.60    2,330,000     SH                 Defined
Tiffany & Co                          Common       886547108              $ 823.24       21,500     SH                 Defined
Wells Fargo & Co                      Common       949746101            $ 6,283.00      100,000     SH                 Defined
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp                  Common       060505104            $ 5,884.13      127,500     SH                 Defined
Bank of New York Co Inc/The           Common       064057102            $ 4,752.02      149,200     SH                 Defined
Citigroup Inc                         Common       172967101            $ 5,275.21      108,700     SH                 Defined
Dime Bancorp Inc New                  Common       25429Q110                $ 6.50       50,000     SH                 Defined
First Niagara Financial Group Inc     Common       33582V108              $ 434.10       30,000     SH                 Defined
JPMorgan Chase & Co                   Common       46625H100            $ 5,544.69      139,700     SH                 Defined
Keycorp                               Common       493267108              $ 823.25       25,000     SH                 Defined
Lev Pharmaceuticals Inc               Common       52730C101                $ 7.68        9,600     SH                 Defined
Merck & Co Inc                        Common       589331107              $ 477.15       15,000     SH                 Defined
Microsoft Corp                        Common       594918104            $ 1,307.50       50,000     SH                 Defined
National City Corp                    Common       635405103              $ 335.70       10,000     SH                 Defined
Regions Financial Corp                Common       7591EP100            $ 1,127.28       33,000     SH                 Defined
Wells Fargo & Co                      Common       949746101            $ 1,068.11       17,000     SH                 Defined

              COLUMN 1                      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------
           NAME OF ISSUER                    OTHER              VOTING AUTHORITY
                                            MANAGERS       SOLE      SHARED       NONE
Ballard Power Systems Inc                         1,2,3     X
Bank of America Corp                              1,2,3     X
Bank of New York Co Inc/The                       1,2,3     X
Central Bancorp Inc/MA                            1,2,3     X
Citigroup Inc                                     1,2,3     X
Dime Bancorp Inc New                              1,2,3     X
Exxon Mobil Corp                                  1,2,3     X
Mechanical Technology Inc                         1,2,3     X
New York Community Bancorp Inc                    1,2,3     X
North Fork Bancorporation Inc                     1,2,3     X
------------------------------------------------------------------------------------------
Bank of New York Co Inc/The                           1     X
BankAtlantic Bancorp Inc                              1     X
Bankunited Financial Corp                             1     X
Cablevision Systems Corp                              1     X
Citigroup Inc                                         1     X
Fidelity Bankshares Inc                               1     X
Fifth Third Bancorp                                   1     X
Mechanical Technology Inc                             1     X
Merrill Lynch & Co Inc                                1     X
MFA Mortgage Investments Inc                          1     X
Morgan Stanley                                        1     X
3M Co                                                 1     X
Sovereign Bancorp Inc                                 1     X
Tiffany & Co                                          1     X
Wells Fargo & Co                                      1     X
------------------------------------------------------------------------------------------
Bank of America Corp                                1,2     X
Bank of New York Co Inc/The                         1,2     X
Citigroup Inc                                       1,2     X
Dime Bancorp Inc New                                1,2     X
First Niagara Financial Group Inc                   1,2     X
JPMorgan Chase & Co                                 1,2     X
Keycorp                                             1,2     X
Lev Pharmaceuticals Inc                             1,2     X
Merck & Co Inc                                      1,2     X
Microsoft Corp                                      1,2     X
National City Corp                                  1,2     X
Regions Financial Corp                              1,2     X
Wells Fargo & Co                                    1,2     X